CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUE:
Net sales
Total revenue
COSTS AND EXPENSES:
Cost of sales
Officers and directors compensation (including stock-based compensation of $18,432 and $22,819 for three months and $127,798 and $140,955 for nine months, respectively)	97,682	95,319	365,548	358,455
Professional fees	34,425	44,189	89,580	159,419
Commitment fees incurred in connection with the New SEDA (satisfied through issuance of common stock)	85,717	22,286	125,733	37,612
Consulting fees			300,000
Travel	23,120	55,430	77,110	80,014
Occupancy	27,412	44,002	110,620	108,822
Other general and administrative	56,718	54,577	181,947	171,468
Total Costs and Expenses	325,074	315,803	1,250,538	915,790
OPERATING LOSS	(325,074)	(315,803)	(1,250,538)	(915,790)
Interest income
Interest expense	(14,032)	(9,560)	(41,419)	(25,197)
NET LOSS	(339,106)	(325,363)	(1,291,957)	(940,987)
Add net loss attributable to noncontrolling intersets in Omagine LLC	1,644		1,644
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (337,462)	$ (325,363)	$ (1,290,313)	$ (940,987)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.03)	$ (0.1)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING -
BASIC AND DILUTED	12,808,779	11,945,631	12,608,235	11,583,327